Commitments and Contingencies - Future minimum rental payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Future minimum rental payments, operating leases
2021	$ 541	$ 534
2022	551	543
2023	528	553
2024	353	529
2025		353
Total future minimum rental payments	$ 2,107	$ 2,511